UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------

Check here if Amendment |_|; Amendment Number:
                                               ------------
 This Amendment (Check only one.):   |_| is a restatement.
                                     |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nicusa Capital Partners, LP
         -------------------------------
Address: 17 State Street, 16th floor
         -------------------------------
         New York, New York  10004
         -------------------------------

         -------------------------------

13F File Number: 28-
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Johnson
       -------------------
Title: Managing Member
       -------------------
Phone: (212) 293-3402
       -------------------

Signature, Place, and Date of Signing:


       /s/ Paul Johnson             New York, New York          2/13/2008
     ------------------------      --------------------      ---------------
            [Signature]              [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      28-                      Nicusa Capital Partners, LP
         ------------------    ------------------------------------------------
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           None
                                         ---------------------------

Form 13F Information Table Entry Total:       30
                                         ---------------------------

Form 13F Information Table Value Total:       102,438
                                         ---------------------------
                                                  (thousands)

List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number           Name

            28-
      ----     ------------------------    ------------------------------------
      [Repeat as necessary.]

FORM 13F INFORMATION TABLE

                                 TITLE OF                 VALUE   SHARES/  SH/  PUT/   INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER                CLASS       CUSIP      (x1000)  PRN AMT  PRN  CALL   DSCRETN  MANAGERS   SOLE    SHARED  NONE
-----------------------          --------   ---------    -------- -------  ---  ----   ------- ----------  -------------------------
AMBASSADORS GROUP INC            COM        023177108     1,765      96,400 SH         SOLE                   96,400    0      0
ARISTOTLE CORP                   COM NEW    040448201       818      59,733 SH         SOLE                   59,733    0      0
BIO-IMAGING TECHNOLOGIES INC     COM        09056N103     8,262   1,022,028 SH         SOLE                1,022,028    0      0
BLUELINX HOLDINGS INC            COM        09624H109     3,486     886,900 SH         SOLE                  886,900    0      0
BROADRIDGE FINANCIAL
  SOLUTIONS INC                  COM        11133T103     1,346      60,000 SH         SOLE                   60,000    0      0
EAGLE MATERIALS INC              COM        26969P108     2,484      70,000 SH         SOLE                   70,000    0      0
FREIGHTCAR AMERICA INC           COM        357023100     1,540      44,000 SH         SOLE                   44,000    0      0
GLOBALSTAR INC                   PUT        378973958        36      20,000 SH  PUT    SOLE                   20,000    0      0
HOOKER FURNITURE CORP            COM        439038100     1,194      59,400 SH         SOLE                   59,400    0      0
IMAGE SENSING SYSTEMS INC        COM        45244C104     6,493     373,616 SH         SOLE                  373,616    0      0
INSWEB CORP                      COM NEW    45809K202       592      65,845 SH         SOLE                   65,845    0      0
KHD HUMBOLDT WEDAG INTL LTD      COM        482462108    13,008     433,894 SH         SOLE                  433,894    0      0
KSW INC                          COM        48268R106     4,006     574,795 SH         SOLE                  574,795    0      0
LEAR CORP                        COM        521865105     6,193     223,900 SH         SOLE                  223,900    0      0
METROPOLITAN HEALTH NETWORKS
  INC                            COM        592142103     8,847   3,701,654 SH         SOLE                3,701,654    0      0
MOODY'S CORP                     COM        615369105       839      23,500 SH         SOLE                   23,500    0      0
PERCEPTRON INC                   COM        71361F100     8,129     764,752 SH         SOLE                  764,752    0      0
PINNACLE AIRLINES CORP           COM        723443107     4,287     281,100 SH         SOLE                  281,100    0      0
R.G. BARRY CORP                  COM        068798107     4,486     636,270 SH         SOLE                  636,270    0      0
RIMAGE CORP                      COM        766721104     3,920     151,053 SH         SOLE                  151,053    0      0
SCHMITT INDUSTRIES INC           COM NEW    806870200     1,580     252,046 SH         SOLE                  252,046    0      0
SIRONA DENTAL SYSTEMS INC        COM        82966C103     8,052     240,500 SH         SOLE                  240,500    0      0
SPECIALTY UNDERWRITERS'
  ALLIANCE INC                   COM        84751T309     2,701     504,841 SH         SOLE                  504,841    0      0
USG CORP                         COM NEW    903293405     2,058      57,500 SH         SOLE                   57,500    0      0
WABCO HOLDINGS INC               COM        92927K102     2,054      40,999 SH         SOLE                   40,999    0      0
WILLIAMS CONTROLS INC            COM NEW    969465608     4,262     249,097 SH         SOLE                  249,097    0      0